Subsequent Events (Details) (USD $)		2 Months Ended				2 Months Ended			2 Months Ended
	Jan. 28, 2011	Feb. 27, 2012 Huntington, West Virginia [Member] Acquisition [Member] sqft	Dec. 31, 2011 Secured Term Loan [Member]	Dec. 31, 2010 Secured Term Loan [Member]	Dec. 31, 2008 Secured Term Loan [Member]	Feb. 27, 2012 Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Nonrecourse Mortgage [Member] Acquisition [Member]	Feb. 27, 2012 Nonrecourse Mortgage [Member] Tulsa, Oklahoma [Member] Disposal [Member]	Feb. 27, 2012 Condition One [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition One [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Two [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Two [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Three [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Three [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Four [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Four [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2014 [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2014 [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2015 [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2015 [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]
Subsequent Event [Line Items]
Basis spread on variable rate										2.00%	1.625%	2.25%	1.875%	2.45%	2.125%	2.85%	2.375%
Interest leverage ratio rate range minimum to obtain lower interest rate stated percentage	50.00%											45.00%	45.00%	50.00%	50.00%	55.00%	55.00%
Debt Instrument, Increase in Credit Facility							$ 225,000,000
Debt Instrument, Aggregate Credit Facility Amount							525,000,000
Revolving credit facility amount outstanding						62,150,000												108,000,000		108,000,000	28,000,000
Interest Rate						1.512%		4.20%												3.76%
Extinguishment of Debt, Amount									1,700,000
Repayments of Debt						60,551,000
Assumed liability for the fair value of the swap			3,236,000	5,280,000	5,696,000	3,539,000
Interest leverage ratio rate range maximum to obtain lower interest rate stated percentage	60.00%									45.00%	45.00%	50.00%	50.00%	55.00%	55.00%
Debt instrument amount						215,000,000		6,500,000											300,000,000		300,000,000
Square feet		70,000
Property purchase price		$ 12,600,000